Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables
Trade receivables

10    Trade receivables

The balance of this account comprises the following amounts:

  Composition

	December 31, 2021	December 31, 2020
Trade receivables	505,190	501,498
Related Parties (Note 20)	46,824	22,791
( - ) Impairment losses on trade receivables	(46,500)	(32,055)
	505,514	492,234

  Maturities of trade receivables

	December 31, 2021	December 31, 2020
Not yet due	417,233	425,327
Past due
Up to 30 days	9,657	8,456
From 31 to 60 days	10,331	10,931
From 61 to 90 days	7,366	8,764
From 91 to 180 days	21,154	15,539
From 181 to 360 days	23,852	18,038
Over 360 days	15,597	12,279
Total past due	87,957	74,007
Customers in bankruptcy	-	2,164
Related parties (note 20)	46,824	22,791
Impairment losses on trade receivables	(46,500)	(32,055)
	505,514	492,234

The gross carrying amount of trade receivables is written off when the Company has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts recoverable are recognized directly in Consolidated Statement of Profit or Loss and Other Comprehensive Income upon collection.

  Impairment losses on trade receivables

The Company measures impairment losses on trade receivables at an amount equal to lifetime expected credit losses (“ECL”) estimated using a monthly provision matrix. This matrix is prepared by analyzing the receivables established each month (in the 12-month period) and the related composition per default range and by calculating the recovery performance. In this methodology, for each default range an estimated loss likelihood percentage is established, which considers current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The Company also recognizes impairment losses on trade receivables at 100% for customers that filed for bankruptcy, based on historical experience, which indicates that these receivables are generally not recoverable.

The credit risk and expected credit losses associated with amounts due from related parties is not significant.

The following table details the risk profile of trade receivables based on the Company’s provision matrix as of December 31, 2021 and as of December 31, 2020.

  Expected credit losses aging

	As of December 31, 2021		As of December 31, 2020
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%) (i)	Lifetime ECL (R$)
Not yet due	0.30%	1,263	0.10%	432
Past due
Up to 30 days	12.67%	1,219	6.19%	523
From 31 to 60 days	17.01%	1,769	12.92%	1,413
From 61 to 90 days	23.75%	1,764	20.64%	1,809
From 91 to 180 days	35.71%	7,608	43.66%	6,785
From 181 to 360 days	72.90%	17,399	51.67%	9,320
Over 360 days	99.23%	15,478	78.26%	9,609
		46,500		29,891
Customers in bankruptcy (i)	100.00%	-	100.00%	2,164
Impairment losses on trade receivables		46,500		32,055

(i)	At December 31, 2020 the Company’s Management recorded 100% impairment losses for three of its customers that filed for bankruptcy. These corporate customers were national booksellers that were present in the main cities of Brazil and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools). The Company did not identify customers in bankruptcy as of December 31, 2021.

The following table shows the changes in impairment losses on trade receivables for the year ended December 31, 2021, 2020 and 2019:

  Changes on provision

	December 31, 2021	December 31, 2020	December 31, 2019
Opening balance	32,055	22,524	19,397
Additions (i)	39,326	29,870	6,936
Reversals	(2,854)	(4,855)	(1,975)
Write offs (ii)	(22,027)	(15,484)	(1,834)
Closing balance	46,500	32,055	22,524

(i)	The Company increased the recognition of provisions for expected losses due to macro-economic environment and considered the impact of COVID-19 effects which resulted in the temporary closing of schools and institutes, determined by States and Municipalities in the year ended December 31, 2021 and 2020.
(ii)	The Company assessed its customers credit lines, that were partially renegotiated. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,027 as write-off as of December 31, 2021 (R$ 15,484 as of December 31, 2020).